Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Value of US PRMB (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	£ (19)
Interest on plan liabilities	136	£ 122	£ 127
Closing defined benefit obligation	(17)	(19)
PRMB [member]
Disclosure of defined benefit plans [line items]
Interest on plan liabilities	1	1	0
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Exchange differences	4	0
Interest on plan liabilities	(135)	(121)
Actuarial gains – experience	(52)	(53)
Actuarial losses – financial	17	162
Benefits paid	165	154
Present value of defined benefit obligation [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	(19)	(21)
Exchange differences	2	0
Interest on plan liabilities	(1)	(1)
Actuarial gains – experience	(1)	1
Actuarial losses – financial	0	0
Benefits paid	2	2
Closing defined benefit obligation	£ (17)	£ (19)	£ (21)